Voya Large-Cap Growth Fund Average Annual Total Returns			12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	26.17%
Class A C I R R6 and W Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			26.87%		13.52%	13.24%
Performance Inception Date		Jul. 21, 1997
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			25.56%		10.39%	10.88%
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.90%		9.80%	10.14%
Class A C I R R6 and W Shares [Member] | Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class A | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.36%		18.96%	16.78%
Class A C I R R6 and W Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent			32.68%		14.01%	13.23%
Performance Inception Date		Jul. 21, 1997
Class A C I R R6 and W Shares [Member] | Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class C | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.36%		18.96%	16.78%
Class A C I R R6 and W Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			34.99%		15.27%	14.32%
Performance Inception Date		Jan. 08, 2002
Class A C I R R6 and W Shares [Member] | Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class I | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.36%		18.96%	16.78%
Class A C I R R6 and W Shares [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent			34.35%		14.61%	13.65%
Performance Inception Date		May 30, 2014
Class A C I R R6 and W Shares [Member] | Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class R | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.36%		18.96%	16.78%
Class A C I R R6 and W Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			35.00%		15.32%	14.36%
Performance Inception Date		Jun. 02, 2015
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.36%		18.96%	16.78%
Class A C I R R6 and W Shares [Member] | Class W
Prospectus [Line Items]
Average Annual Return, Percent			35.00%		15.18%	14.21%
Performance Inception Date		Jul. 21, 1997
Class A C I R R6 and W Shares [Member] | Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		23.81%		13.86%	12.55%
Class A C I R R6 and W Shares [Member] | Class W | Russell 1000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.36%		18.96%	16.78%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.